Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2019	December 31, 2018
	$	$
Revolving Credit Facilities	500,930	642,997
Senior Notes (8.5%) due January 15, 2020	36,712	508,577
Senior Notes (9.25%) due November 15, 2022	250,000	—
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Norwegian Krone-denominated Bonds due through August 2023	357,454	352,973
U.S. Dollar-denominated Term Loans due through 2030	1,437,688	1,536,499
Euro-denominated Term Loans due through 2024	180,115	193,781
Other U.S. Dollar-denominated loan	3,300	3,300
Total principal	2,891,199	3,363,127
Less unamortized discount and debt issuance costs	(47,874)	(43,604)
Total debt	2,843,325	3,319,523
Less current portion	(540,440)	(242,137)
Long-term portion	2,302,885	3,077,386